One Commerce Square
                                        Philadelphia, PA 19103


 Delaware Investments


                                        1933 Act Rule 497(j)
                                        File No. 333-38801
                                        1940 Act File No. 811-8457

 September 1, 1998


 Filed via EDGAR (CIK #0001048133)
 _________________________________

 Securities and Exchange Commission
 Document Control
 450 Fifth Street, N.W.
 Washington, D.C.  20549


 Re:      File Nos. 333-38801 and 811-8457
          Delaware Group Foundation Funds -
          The Asset Allocation Portfolio
          _________________________________

 Dear Commission:

 In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 3, the most recent post-effective amendment of Delaware Group Foundation Funds - The Asset Allocation Portfolio. Post-Effective Amendment No. 3 was transmitted electronically to the Commission on August 28, 1998 on Form N-1A under paragraph (b) of Rule 485 under the Securities Act of 1933.



 Very truly yours,



 /s/Michael D. Mabry
 ___________________
 Michael D. Mabry
 Assistant Vice President/
 Assistant Secretary/
 Senior Counsel